Employee benefits plans - Roll-forward of actuarial liability (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Opening Balance	R$ 721,560	R$ 833,683
Interest on actuarial liabilities	19,337	73,853
Current service cost	485	1,997
Actuarial loss – experience		(125)
Actuarial loss (gain) – financial assumptions		(137,649)
Benefits paid directly by entity	(11,350)	(50,199)
Closing Balance	R$ 730,032	R$ 721,560